Commitments and Contingencies - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended								0 Months Ended	1 Months Ended		12 Months Ended				0 Months Ended
	Dec. 31, 2013 USD ($) site	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2013 Building [Member] Minimum [Member]	Dec. 31, 2013 Building [Member] Maximum [Member]	Dec. 31, 2013 Equipment [Member] Minimum [Member]	Dec. 31, 2013 Equipment [Member] Maximum [Member]	Dec. 31, 2013 Fiat Industrial [Member] USD ($)	Jan. 11, 2013 Cheron [Member] EUR (€)	Mar. 31, 2005 Cheron [Member] Compensatory Damages [Member] USD ($)	Mar. 31, 2005 Cheron [Member] Compensatory Damages [Member] EUR (€)	Dec. 31, 2011 Ligon [Member] Compensatory Damages [Member] USD ($)	Dec. 31, 2011 Ligon [Member] Punitive Damages [Member] USD ($)	Dec. 31, 2013 Kobelco Construction Machinery Co Ltd [Member] USD ($)	Dec. 31, 2012 Kobelco Construction Machinery Co Ltd [Member] USD ($)	Jan. 07, 2014 Subsequent Event [Member] Ligon [Member] USD ($)
Loss Contingencies [Line Items]
Number of non owned sites	63
Number of national priority list	15
Number of sites not named as a potentially responsible party (PRP) the company's liability has been resolved or has been deemed de minimis	57
Incurred and claims to be resolved over extended period of time	30 years
Environmental reserves	$ 46	$ 45
Damages awarded to plaintiff's										2.4	1.5	3.8	7.6
Consideration for settlement payment									8.0							12.8
Sale of ownership percentage after transaction															20.00%
Money paid due to stock transaction															83
Money received due to sale of stock transaction															57
Loss on sale of investment														26
Operating lease term				10 years	20 years	3 years	5 years
Rental expense for all operating leases	64	60	67
Guarantees at carrying value	513	641
Other contingencies								$ 5,700